Grant and Subsidy Income - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Jul. 31, 2022	May 31, 2022
Grant And Subsidy Income [Abstract]
Grant awarded		€ 0.5
Proceeds from grants	€ 0.2